OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2021	2022

Employees and payroll accruals	$11,799	$10,047
Provision for warranty costs	1,691	1,401
Government authorities	2,223	1,815
Accrued expenses	2,403	2,376
Advanced payments from customers	5,044	3,604
Hedging Liability	313	1,423
Other	231	198

	$23,704	$20,864